Property, Equipment and Intangible Assets - Summary of Components of Property, Equipment and Intangible Assets (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	₸ 174,346
Property, equipment and intangible assets	269,289	₸ 174,346
At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	263,724	195,111
Additions	86,553	49,049
Acquisitions of subsidiaries	41,853	25,496
Disposals	(8,397)	(5,932)
Property, equipment and intangible assets	383,733	263,724
Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	89,378	63,271
Charge for the year	28,604	26,099
Acquisitions of subsidiaries		513
Disposals	(3,538)	(505)
Property, equipment and intangible assets	114,444	89,378
Intangible assets
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	31,617
Property, equipment and intangible assets	76,084	31,617
Intangible assets | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	52,988	31,519
Additions	7,452	4,744
Acquisitions of subsidiaries	41,853	20,255
Disposals	(709)	(3,530)
Transfers	373
Property, equipment and intangible assets	101,957	52,988
Intangible assets | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	21,371	16,216
Charge for the year	4,618	5,338
Disposals	(116)	(183)
Property, equipment and intangible assets	25,873	21,371
Buildings and Construction
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	70,087
Property, equipment and intangible assets	91,876	70,087
Buildings and Construction | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	82,489	64,517
Additions	17,338	18,019
Acquisitions of subsidiaries		12
Disposals	(1,705)	(59)
Transfers	9,368
Property, equipment and intangible assets	107,490	82,489
Buildings and Construction | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	12,402	9,800
Charge for the year	3,560	2,658
Acquisitions of subsidiaries		1
Disposals	(349)	(57)
Transfers	1
Property, equipment and intangible assets	15,614	12,402
Furniture And Equipment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	70,668
Property, equipment and intangible assets	89,100	70,668
Furniture And Equipment | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	126,273	98,994
Additions	38,431	24,258
Acquisitions of subsidiaries		5,229
Disposals	(3,348)	(2,208)
Transfers	701
Property, equipment and intangible assets	162,057	126,273
Furniture And Equipment | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	55,605	37,255
Charge for the year	20,426	18,103
Acquisitions of subsidiaries		512
Disposals	(3,073)	(265)
Transfers	(1)
Property, equipment and intangible assets	72,957	55,605
Construction In Progress
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	1,974
Property, equipment and intangible assets	12,229	1,974
Construction In Progress | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	1,974	81
Additions	23,332	2,028
Disposals	(2,635)	(135)
Transfers	(10,442)
Property, equipment and intangible assets	₸ 12,229	₸ 1,974